Goodwill & Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill & Intangible Assets [Abstract]
Schedule of Composition

Composition

	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Impairment	Balance
	beginning	during	during	at end	beginning	during	during	at end	Amortized
	of year	the year	the year	of year	of year	the year	the year	of year	balance
	U.S. dollar in thousands
2024
Technologies	6,055	-	-	6,055	4,778	552	-	5,330	725
Customer relations	4,002	-	-	4,002	3,893	23	-	3,916	86
Goodwill	4,118	-	-	4,118	-	-	-	-	4,118
	14,175	-	-	14,175	8,671	575	-	9,246	4,929
2023
Technologies	6,055	-	-	6,055	3,900	573	305	4,778	1,277
Customer relations	4,002	-	-	4,002	1,273	245	2,375	3,893	109
Goodwill	10,429	-	(6,311)	4,118	-	-	-	-	4,118
	20,486	-	(6,311)	14,175	5,173	818	2,680	8,671	5,504
2022
Technologies	6,055	-	-	6,055	2,665	1,145	90	3,900	2,155
Customer relations	4,002	-	-	4,002	379	531	363	1,273	2,729
Goodwill	10,998	-	(569)	10,429	-	-	-	-	10,429
	21,055	-	(569)	20,486	3,044	1,676	453	5,173	15,313